Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest
Common Stock, Shares, Outstanding, Beginning of Period at Dec. 31, 2014		236.7
Treasury Stock, Shares, Beginning of Period at Dec. 31, 2014			10.6
Stockholders' Equity, Beginning of Period at Dec. 31, 2014	$ 2,502	$ 1	$ (293)	$ 2,777	$ (2,649)	$ 2,666
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options, shares		0.1	0.0
Exercise of stock options	2	$ 0	$ 0	2	0	0
Forfeitures of restricted stock, shares		(0.2)	0.0
Forfeitures of restricted stock	0	$ 0	$ 0	0	0	0
Share-based compensation	90	$ 0	$ 0	90	0	0
Shares repurchased related to share-based compensation, shares		(1.0)	1.0
Shares repurchased related to share-based compensation	(61)	$ 0	$ (61)	0	0	0
Excess tax benefit from share-based compensation	2	0	0	2	0	0
Net income (loss) attributable to non-controlling interest	(122)	0	0	0	0	(122)
Equity portion of convertible notes, net	205	0	0	205	0	0
Distributions to non-controlling interest	(80)	0	0	0	0	(80)
Net loss	(975)	$ 0	$ 0	0	(975)	0
Common Stock, Shares, Outstanding, End of Period at Dec. 31, 2015		235.6
Treasury Stock, Shares, End of Period at Dec. 31, 2015			11.6
Stockholders' Equity, End of Period at Dec. 31, 2015	1,563	$ 1	$ (354)	3,076	(3,624)	2,464
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of restricted stock, shares		0.4	0.0
Issuances of restricted stock	0	$ 0	$ 0	0	0	0
Issuance of stock to acquire additional interest in Cheniere Holdings, shares		3.0	0.0
Issuance of stock to acquire additional interest in Cheniere Holdings	0	$ 0	$ 0	94	0	(94)
Forfeitures of restricted stock, shares		(0.4)	0.0
Forfeitures of restricted stock	0	$ 0	$ 0	0	0	0
Share-based compensation	40	$ 0	$ 0	40	0	0
Shares repurchased related to share-based compensation, shares		(0.6)	0.6
Shares repurchased related to share-based compensation	(20)	$ 0	$ (20)	0	0	0
Net income (loss) attributable to non-controlling interest	(55)	0	0	0	0	(55)
Equity portion of convertible notes, net	1	0	0	1	0	0
Distributions to non-controlling interest	(80)	0	0	0	0	(80)
Net loss	$ (610)	$ 0	$ 0	0	(610)	0
Common Stock, Shares, Outstanding, End of Period at Dec. 31, 2016	238.0	238.0
Treasury Stock, Shares, End of Period at Dec. 31, 2016	12.2		12.2
Stockholders' Equity, End of Period at Dec. 31, 2016	$ 839	$ 1	$ (374)	3,211	(4,234)	2,235
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuances of restricted stock, shares		0.1	0.0
Issuances of restricted stock	0	$ 0	$ 0	0	0	0
Issuance of stock to acquire additional interest in Cheniere Holdings, shares		0.0	0.0
Issuance of stock to acquire additional interest in Cheniere Holdings	0	$ 0	$ 0	2	0	(2)
Forfeitures of restricted stock, shares		(0.2)	0.0
Forfeitures of restricted stock	0	$ 0	$ 0	0	0	0
Share-based compensation	34	$ 0	$ 0	34	0	0
Shares repurchased related to share-based compensation, shares		(0.3)	0.3
Shares repurchased related to share-based compensation	(12)	$ 0	$ (12)	0	0	0
Net income (loss) attributable to non-controlling interest	956	0	0	0	0	956
Equity portion of convertible notes, net	1	0	0	1	0	0
Distributions to non-controlling interest	(185)	0	0	0	0	(185)
Net loss	$ (393)	$ 0	$ 0	0	(393)	0
Common Stock, Shares, Outstanding, End of Period at Dec. 31, 2017	237.6	237.6
Treasury Stock, Shares, End of Period at Dec. 31, 2017	12.5		12.5
Stockholders' Equity, End of Period at Dec. 31, 2017	$ 1,240	$ 1	$ (386)	$ 3,248	$ (4,627)	$ 3,004